Fees Summary	Aug. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,720,000
Previously Paid Amount	0.00
Total Fee Amount	375.63
Total Offset Amount	0.00
Net Fee	375.63
Narrative - Max Aggregate Offering Price	$ 2,720,000
Final Prospectus	true